Strategist Growth Fund, Inc.


1998 Semi-Annual Report

                                                       Strategist Growth Fund
                                                Strategist Growth Trends Fund
                                               Strategist Special Growth Fund

Table of contents

Financial statements (Strategist Growth Fund, Inc.)                        1
Notes to financial statements (Strategist Growth Fund, Inc.)               6
Financial statements (Growth Portfolio)                                   13
Notes to financial statements (Growth Portfolio)                          16
Investments in securities (Growth Portfolio)                              20
Financial statements (Growth Trends Portfolio)                            27
Notes to financial statements (Growth Trends Portfolio)                   30
Investments in securities (Growth Trends Portfolio)                       35
Financial statements (Aggressive Growth Portfolio)                        46
Notes to financial statements (Aggressive Growth Portfolio)               49
Investments in securities (Aggressive Growth Portfolio)                   54

Financial statements

Statements of assets and liabilities
Strategist Growth Fund, Inc.
Jan. 31, 1998 (Unaudited)
                                                                      Strategist        Strategist       Strategist
                                                                        Growth            Growth           Special
                                                                         Fund           Trends Fund      Growth Fund

Assets
Investment in corresponding Portfolio (Note 1)                       $20,609,999        $19,539,117       $1,512,750
Organizational costs (Note 1)                                              1,707              1,707               --
                                                                           -----              -----
Total assets                                                          20,611,706         19,540,824        1,512,750
                                                                      ==========         ==========        =========

Liabilities
Accrued distribution fee                                                    141                133                10
Accrued transfer agency fee                                                  34                 24                 7
Accrued administrative services fees                                         28                 27                 2
Other accrued expenses                                                    20,477             54,759           27,082
                                                                          ------             ------           ------
Total liabilities                                                         20,680             54,943           27,101
                                                                          ------             ------           ------
Net assets applicable to outstanding capital stock                   $20,591,026        $19,485,881       $1,485,649
                                                                     -----------        -----------       ----------

Represented by
Capital stock-- $.01 par value (Note 1)                                 $  6,156           $  7,303         $  2,678
Additional paid-in capital                                            13,994,192         11,553,604        1,315,194
Undistributed (excess of distributions over)
  net investment income                                                  (45,285)             9,973             (188)
Accumulated net realized gain (loss) (Note 4)                         (1,268,134)           556,767          110,913
Unrealized appreciation (depreciation)
  on investments                                                       7,904,097          7,358,234           57,052
                                                                       ---------          ---------           ------
Total -- representing net assets applicable
  to outstanding capital stock                                       $20,591,026        $19,485,881       $1,485,649
                                                                     -----------        -----------       ----------
Shares outstanding                                                       615,576            730,326          267,774
                                                                         -------            -------          -------
Net asset value per share of
  outstanding capital stock                                             $  33.45           $  26.68         $   5.55
                                                                        --------           --------         --------

See accompanying notes to financial statements.


Statements of operations
Strategist Growth Fund, Inc.
Six months ended Jan. 31, 1998 (Unaudited)


                                                                        Strategist         Strategist        Strategist
                                                                          Growth             Growth            Special
                                                                           Fund            Trends Fund       Growth Fund

Investment income
Income:
Dividends                                                               $ 49,436          $  97,915          $ 8,154
Interest                                                                  15,742             60,355            1,037
  Less foreign taxes withheld                                               (233)              (725)              (6)
                                                                            ----               ----               --
Total income                                                              64,945            157,545            9,185
                                                                          ------            -------            -----

Expenses (Note 2):
Expenses allocated from corresponding Portfolio                           61,362             51,101            4,546
Distribution fee                                                          27,858             25,636            1,698
Transfer agency fee                                                        6,161              4,224            1,117
Administrative services fees and expenses                                  5,572              5,127              407
Compensation of board members                                              2,811              4,479               --
Postage                                                                      102                102              102
Registration fees                                                          2,474                265           11,437
Reports to shareholders                                                      102                102              102
Audit fees                                                                 3,250              3,500            1,600
Other                                                                        538                212               --
                                                                             ---                ---              ---
Total expenses                                                           110,230             94,748           21,009
   Less expenses reimbursed by AEFC (Note 2)                                  --                 --          (11,583)
                                                                         -------             ------          -------
Total net expenses                                                       110,230             94,748            9,426
                                                                         -------             ------            -----
Investment income (loss)-- net                                           (45,285)            62,797             (241)
                                                                         -------             ------             ----

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions                                                 962,240          1,353,843          266,879
   Financial futures contracts                                                --                 --            4,737
                                                                           -----              -----            -----
Net realized gain (loss) on investments                                  962,240          1,353,843          271,616
Net change in unrealized appreciation
  (depreciation) on investments                                       (2,826,562)        (1,168,579)        (276,727)
                                                                      ----------         ----------         --------
Net gain (loss) on investments                                        (1,864,322)           185,264           (5,111)
                                                                      ----------            -------           ------
Net increase (decrease) in net assets
  resulting from operations                                          $(1,909,607)        $  248,061        $  (5,352)
                                                                     -----------         ----------        ---------

See accompanying notes to financial statements.



Statements of changes in net assets
Strategist Growth Fund, Inc.
                                                                                  Strategist Growth Fund

                                                                            Six months ended          Year ended
                                                                              Jan. 31, 1998          July 31, 1997
                                                                               (Unaudited)
Operations
Investment income (loss)-- net                                                  $ (45,285)             $ (51,484)
Net realized gain (loss) on investments                                           962,240               (109,388)
Net change in unrealized appreciation
  (depreciation) on investments                                                (2,826,562)            10,845,973
Net increase (decrease) in net assets
  resulting from operations                                                    (1,909,607)            10,685,101
                                                                               ----------             ----------

Capital share transactions (Note 3)
Proceeds from sales                                                               946,223              3,196,032
Payments for redemptions                                                       (1,826,173)           (13,500,312)
                                                                               ----------            -----------
Increase (decrease) in net assets from
  capital share transactions                                                     (879,950)           (10,304,280)
                                                                                 --------            -----------
Total increase (decrease) in net assets                                        (2,789,557)               380,821
Net assets at beginning of period                                              23,380,583             22,999,762
                                                                               ----------             ----------
Net assets at end of period                                                   $20,591,026            $23,380,583
                                                                              ===========            ===========

See accompanying notes to financial statements.


Statements of changes in net assets
Strategist Growth Fund, Inc.

                                                                               Strategist Growth Trends Fund

                                                                            Six months ended          Year ended
                                                                              Jan. 31, 1998          July 31, 1997
                                                                               (Unaudited)
Operations and distributions
Investment income (loss)-- net                                                $    62,797            $   145,311
Net realized gain (loss) on investments                                         1,353,843                598,086
Net change in unrealized appreciation
  (depreciation) on investments                                                (1,168,579)             7,790,733
                                                                               ----------              ---------
Net increase (decrease) in net assets
  resulting from operations                                                       248,061              8,534,130
                                                                                  -------              ---------
Distributions to shareholders from:
  Net investment income                                                          (163,002)               (72,259)
                                                                                 --------                -------

Capital share transactions (Note 3)
Proceeds from sales                                                               801,389              1,812,239
Reinvestment of distributions at net asset value                                  163,002                 72,259
Payments for redemptions                                                       (2,189,907)           (14,278,934)
                                                                               ----------            -----------
Increase (decrease) in net assets
  from capital share transactions                                              (1,225,516)           (12,394,436)
                                                                               ----------            -----------
Total increase (decrease) in net assets                                        (1,140,457)            (3,932,565)
Net assets at beginning of period                                              20,626,338             24,558,903
                                                                               ----------             ----------
Net assets at end of period                                                   $19,485,881            $20,626,338
                                                                              ===========            ===========
Undistributed net investment income                                           $     9,973            $   110,178
                                                                              -----------            -----------

See accompanying notes to financial statements.


Statement of changes in net assets
Strategist Growth Fund, Inc.

                                                                                 Strategist Special Growth Fund

                                                                            Six months ended         For the period
                                                                              Jan. 31, 1998        from Aug. 19, 1996*
                                                                               (Unaudited)          to July 31, 1997
Operations and distributions
Investment income (loss)-- net                                                 $     (241)            $    6,303
Net realized gain (loss) on investments                                           271,616                106,146
Net change in unrealized appreciation
  (depreciation) on investments                                                  (276,727)               333,779
                                                                                 --------                -------
Net increase (decrease) in net assets
  resulting from operations                                                        (5,352)               446,228
                                                                                   ------                -------
Distributions to shareholders from:
   Net investment income                                                           (4,833)                (1,417)
   Net realized gain                                                             (265,849)                (1,000)
                                                                                 --------                 ------
Total distributions                                                              (270,682)                (2,417)
                                                                                 --------                 ------

Capital share transactions (Note 3)
Proceeds from sales                                                               246,814              8,268,135
Reinvestment of distributions at net asset value                                  270,682                  2,417
Payments for redemptions                                                          (29,431)            (7,441,745)
                                                                                  -------             ----------
Increase (decrease) in net assets from
  capital share transactions                                                      488,065                828,807
                                                                                  -------                -------
Total increase (decrease) in net assets                                           212,031              1,272,618
Net assets at beginning of period (Note 1)                                      1,273,618                  1,000
                                                                                ---------                  -----
Net assets at end of period                                                    $1,485,649             $1,273,618
                                                                               ==========             ==========
Undistributed (excess of distributions over)
  net investment income                                                        $     (188)            $    4,886
                                                                               ----------             ----------
*Commencement of operations.

See accompanying notes to financial statements.

Notes to financial statements

Strategist Growth Fund, Inc.
(Unaudited as to Jan. 31, 1998)

1. Summary of significant accounting policies
Strategist Growth Fund (Growth Fund), Strategist Growth Trends Fund (Growth Trends Fund) and Strategist Special Growth Fund (Special Growth Fund) are series of capital stock within Strategist Growth Fund, Inc. Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Strategist Growth Fund, Inc. has 3 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. On Aug. 16, 1996, American Express Financial Corporation (AEFC) invested $1,000 in Special Growth Fund that represented 200 shares. Operations commenced on Aug. 19, 1996.

Investments in Portfolios

Each of the Funds seeks to achieve its investment objectives by investing all of its net investable assets in a corresponding series (the Portfolio) of Growth Trust (the Trust).

Growth Fund invests all of its assets in Growth Portfolio, an open-end investment company that has the same objectives as the Fund. Growth Portfolio invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities.

Growth Trends Fund invests all of its assets in Growth Trends Portfolio, an open-end investment company that has the same objectives as the Fund. Growth Trends Portfolio invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth and operating in areas where economic or technological changes are occurring.

Special Growth Fund invests all of its assets in Aggressive Growth Portfolio, an open-end investment company that has the same objectives as the Fund. Aggressive Growth Portfolio invests primarily in equity securities of companies that comprise the S&P 500.

Each Fund records daily its share of the corresponding Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

Each Fund records its investment in the corresponding Portfolio at value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. As of Jan. 31, 1998, the percentages of the corresponding Portfolio owned by Growth Fund, Growth Trends Fund and Special Growth Fund were 0.48%, 0.13% and 0.43%, respectively. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios' "Notes to financial statements," which are included elsewhere in this report.

Organizational costs

Each Fund incurred organizational expenses in connection with the start-up and initial registration of the Fund. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by AEFC representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal taxes

Since each Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolios may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, is reinvested in additional shares of the Funds at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

At Jan. 31, 1998, AEFC owned 1,966 shares of Growth Fund, 2,659 shares of Growth Trends Fund and 123,193 shares of Special Growth Fund. At Jan. 31, 1998, American Express Company (the parent company of AEFC) owned 496,980 shares of Growth Fund and 628,873 shares of Growth Trends Fund.


2. Expenses and sales charges
In addition to the expenses allocated from the Portfolio, each Fund accrues its own expenses as follows:

Each Fund entered into agreements with AEFC for providing administrative services. Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.03% (0.06% to 0.03% for Special Growth Fund) annually.

Under a separate Transfer Agency Agreement, American Express Client Services Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account of $20.

Under a Plan and Agreement of Distribution, each Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution related services.

AEFC and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses through Dec. 31, 1998. Under this agreement, each Fund's total expenses would not exceed 1.30% (1.40% for Special Growth Fund) of each of the Fund's average daily net assets.


3. Capital share transactions
Transactions in shares of capital stock for the periods indicated are as follows:

                                          Six months ended Jan. 31, 1998
                                                      Growth         Special
                                       Growth         Trends         Growth
                                        Fund           Fund           Fund
Sold                                   27,443         30,913         39,119

Issued for reinvested distributions        --          6,303         49,575

Redeemed                              (54,949)       (83,658)        (5,544)
                                      -------        -------         ------

Net increase (decrease)               (27,506)       (46,442)        83,150


                                             Period ended July 31, 1997
                                                      Growth        Special
                                        Growth        Trends        Growth
                                         Fund          Fund          Fund*
Sold                                  113,943         85,325      1,430,220

Issued for reinvested distributions        --          3,331            439

Redeemed                             (464,310)      (637,972)    (1,246,235)
                                     --------       --------     ----------

Net increase (decrease)              (350,367)      (549,316)       184,424

*Inception date was Aug. 19, 1996.


4. Capital loss carryover
For federal income tax purposes, Growth Fund and Growth Trends Fund had capital loss carryovers at July 31, 1997 of $2,230,374 and $790,530, respectively, that will expire in 2004 through 2006 for Growth Fund and 2004 for Growth Trends Fund if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains for a fund until its available capital loss carryover has been offset or expires.


5. Financial highlights
The tables below show certain important information for evaluating each Fund's results.

Financial highlights
Per share income and capital changesa


                                                                   Growth Fund

Fiscal period ended July 31,                   1998c                  1997              1996b
Net asset value, beginning of period          $36.36                $23.15             $25.43
Income from investment operations:
Net investment income (loss)                      --                  (.08)              (.02)
Net gains (losses) (both realized
  and unrealized)                              (2.91)                13.29              (2.26)
Total from investment operations               (2.91)                13.21              (2.28)
Less distributions:
Total distributions                               --                    --                 --
Net asset value, end of period                $33.45                $36.36             $23.15
Ratios/supplemental data:
Net assets, end of period (in millions)          $21                   $23                $23
Ratio of expenses to average
  daily net assetse                             .99%d                1.01%              1.30%d
Ratio of net income (loss)
  to average daily net assets                  (.41%)d               (.20%)             (.37%)d
Portfolio turnover rate
  (excluding short-term securities)              17%                   24%                 5%
Total return                                   (8.0%)                57.1%              (9.0%)
Average brokerage commission ratef            $.0471                $.0463                 --


a For a share outstanding  throughout the period. Rounded to the nearest cent.

b Inception date was May 13, 1996.

c  Six months ended Jan. 31, 1998 (Unaudited).

d  Adjusted to an annual basis.

e The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
Without this agreement, the ratio of expenses to average daily net assets would have been 1.03% and 1.86% for Growth Fund for the periods ended 1997 and 1996, respectively.

f Effective fiscal year 1997, each Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.



Financial highlights
Per share income and capital changesa

                                                          Growth Trends Fund

Fiscal period ended July 31,                  1998c             1997              1996b
Net asset value, beginning of period         $26.55           $18.52             $19.00
Income from investment operations:
Net investment income (loss)                    .08              .16                .01
Net gains (losses) (both realized
  and unrealized)                               .25             7.93               (.49)
Total from investment operations                .33             8.09               (.48)
Less distributions:
Dividends from net investment income           (.20)            (.06)                --
Net asset value, end of period               $26.68           $26.55             $18.52
Ratios/supplemental data:
Net assets, end of period (in millions)         $19              $21                $25
Ratio of expenses to average
  daily net assetse                            .92%d           1.06%              1.30%d
Ratio of net income (loss)
  to average daily net assets                  .61%d            .58%               .39%d
Portfolio turnover rate
  (excluding short-term securities)             19%              32%                 7%
Total return                                   1.3%            43.7%              (2.5%)
Average brokerage commission ratef           $.0474           $.0511                 --


a For a share outstanding  throughout the period. Rounded to the nearest cent.

b Inception date was May 13, 1996.

c  Six months ended Jan. 31, 1998 (Unaudited).

d  Adjusted to an annual basis.

e The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
Without this agreement, the ratio of expenses to average daily net assets would have been 1.10% and 1.76% for Growth Trends Fund for the periods ended 1997 and 1996, respectively.

f Effective fiscal year 1997, each Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.


Financial highlights
Per share income and capital changesa

                                                       Special Growth Fund

Fiscal period ended July 31,                         1998c            1997b
Net asset value, beginning of period                 $6.90            $5.00
Income from investment operations:
Net investment income (loss)                            --              .04
Net gains (losses) (both realized and unrealized)     (.09)            1.88
Total from investment operations                      (.09)            1.92
Less distributions:
Dividends from net investment income                  (.02)            (.01)
Distributions from realized gains                    (1.24)            (.01)
Total distributions                                  (1.26)            (.02)
Net asset value, end of period                       $5.55            $6.90
Ratios/supplemental data:
Net assets, end of period (in millions)                 $1               $1
Ratio of expenses to average daily net assetse       1.39%d           1.36%d
Ratio of net income (loss)
  to average daily net assets                        (.04%)d           .26%d
Portfolio turnover rate
  (excluding short-term securities)                    85%             171%
Total return                                         (1.0%)           38.4%
Average brokerage commission ratef                  $.0522           $.0405


a  For a share outstanding throughout the period. Rounded to the nearest cent.

b  Inception date was Aug. 19, 1996.

c  Six months ended Jan. 31, 1998 (Unaudited).

d  Adjusted to an annual basis.

e The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
Without this agreement, the ratio of expenses to average daily net assets would have been 3.17% for Special Growth Fund for the period ended July 31, 1997.

f Effective fiscal year 1997, each Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.


Financial statements

Statement of assets and liabilities
Growth Portfolio
Jan. 31, 1998

Assets                                                                             (Unaudited)
Investments in securities, at value (Note 1):
Investments in securities of unaffiliated issuers                              $4,282,739,272
  (identified cost $2,830,645,244)
Investments in securities of affiliated issuers                                    57,712,500
  (identified cost $60,266,600)
Cash in bank on demand deposit                                                      3,525,348
Dividends and accrued interest receivable                                           1,131,952
Receivable for investment securities sold                                           5,113,543
U.S. government securities held as collateral (Note 4)                             33,671,375
Receivable for investment advisor                                                     291,685
                                                                                      -------
Total assets                                                                    4,384,185,675
                                                                                =============

Liabilities
Payable for investment securities purchased                                        13,878,961
Payable upon return of securities loaned (Note 4)                                  92,115,770
Accrued investment management services fee                                             65,557
Other accrued expenses                                                                 18,984
                                                                                       ------
Total liabilities                                                                 106,079,272
                                                                                  -----------
Net assets                                                                     $4,278,106,403
                                                                               ==============

See accompanying notes to financial statements.



Statement of operations
Growth Portfolio
Six months ended Jan. 31, 1998


Investment income                                                           (Unaudited)
Income:
Dividend                                                                 $   9,257,033
Interest                                                                     2,938,245
  Less foreign taxes withheld                                                  (42,750)
                                                                               -------
Total income                                                                12,152,528
                                                                            ----------

Expenses (Note 2):
Investment management services fee                                          11,211,172
Compensation of board members                                                   10,434
Custodian fees                                                                 158,540
Audit fees                                                                      12,375
Other                                                                           15,875
                                                                                ------
Total expenses                                                              11,408,396
  Earnings credits on cash balances (Note 2)                                    (8,810)
                                                                                ------
Total net expenses                                                          11,399,586
                                                                            ----------
Investment income (loss) -- net                                                752,942
                                                                               -------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                 174,937,329
Net change in unrealized appreciation (depreciation)
  on investments                                                          (509,069,154)
                                                                          ------------
Net gain (loss) on investments                                            (334,131,825)
                                                                          ------------
Net increase (decrease) in net assets resulting from operations          $(333,378,883)
                                                                         -------------

See accompanying notes to financial statements.

Statements of changes in net assets
Growth Portfolio
                                                         Six months ended           Year ended
                                                           Jan. 31, 1998           July 31, 1997
                                                            (Unaudited)
Operations
Investment income (loss)-- net                               $  752,942            $  5,221,628
Net realized gain (loss) on investments                     174,937,329              50,423,029
Net change in unrealized appreciation
  (depreciation) on investments                            (509,069,154)          1,363,502,469
                                                           ------------           -------------
Net increase (decrease) in net assets
  resulting from operations                                (333,378,883)          1,419,147,126
Net contributions (withdrawals) from partners               480,401,563             506,769,449
                                                            -----------             -----------
Total increase (decrease) in net assets                     147,022,680           1,925,916,575
Net assets at beginning of period                         4,131,083,723           2,205,167,148
                                                          -------------           -------------
Net assets at end of period                              $4,278,106,403          $4,131,083,723
                                                         ==============          ==============

See accompanying notes to financial statements.


Notes to financial statements

Growth Portfolio
(Unaudited as to Jan. 31, 1998)

1. Summary of significant accounting policies
Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Portfolio invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

Significant accounting policies followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.


2. Fees and expenses
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.5% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS Growth Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $445,024 for the six months ended Jan. 31, 1998.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

For the six months ended Jan. 31, 1998, the Portfolio's custodian fees were reduced by $8,810 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


3. Securities transactions
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,154,905,272 and $669,480,957, respectively, for the six months ended Jan. 31, 1998. For the same period, the portfolio turnover rate was 17%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $185,253 for the six months ended Jan. 31, 1998.


4. Lending of portfolio securities
At Jan. 31, 1998, securities valued at $91,009,133 were on loan to brokers. For collateral, the Portfolio received $58,444,395 in cash and U.S. government securities valued at $33,671,375. Income from securities lending amounted to $327,388 for the six months ended Jan. 31, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


Investments in securities

Growth Portfolio
Jan. 31, 1998 (Unaudited)

(Percentages represent value of investments compared to net assets)
Investments in securities of unaffiliated issuers

Common stocks (96.5%)
Issuer                                                                    Shares                          Value (a)

Airlines (0.9%)
Northwest Airlines Cl A                                                  692,450(c)                   $ 39,123,425

Automotive & related (0.4%)
Gentex                                                                   500,000(c)                     15,625,000

Banks and savings & loans (5.4%)
BankAmerica                                                            1,000,000                        71,062,500
Washington Mutual                                                      2,500,000                       160,625,000
                                                                                                       -----------
Total                                                                                                  231,687,500

Beverages & tobacco (3.0%)
Coca-Cola                                                              2,006,700                       129,933,825

Building materials & construction (2.1%)
Tyco Intl                                                              2,000,000                        88,750,000

Chemicals (4.0%)
Culligan Water Technologies                                              600,000(c)                     22,200,000
Monsanto                                                               1,200,000                        56,925,000
USA Waste Services                                                     2,475,000(c)                     90,956,250
                                                                                                       -----------
Total                                                                                                  170,081,250

Communications equipment & services (7.3%)
Advanced Fibre Communications                                          1,200,000(c)                     35,700,000
Andrew Corp                                                            2,200,000(c)                     60,500,000
Northern Telecom                                                       1,800,000                        81,225,000
Tellabs                                                                2,600,000(c)                    133,087,500
                                                                                                       -----------
Total                                                                                                  310,512,500

Computers & office equipment (17.4%)
ABR Information Services                                                 800,000(c)                     19,700,000
Cisco Systems                                                          1,800,000(c)                    113,512,500
Compaq Computer                                                        3,200,000(c)                     96,200,000
Computer Associates Intl                                                 800,000                        42,550,000
Hewlett-Packard                                                        1,800,000                       108,000,000
IKON Office Solutions                                                    400,000                        12,600,000
Intl Business Machines                                                   800,000                        78,950,000
Keane                                                                  1,400,000(c)                     56,875,000
Microsoft                                                                900,000(c)                    134,268,750
Network Associates                                                       800,000(c)                     43,200,000
Solectron                                                                925,000(c)                     40,006,250
                                                                                                       -----------
Total                                                                                                  745,862,500

Electronics (8.9%)
Applied Materials                                                      3,000,000(c)                     98,437,500
Intel                                                                  1,500,000                       121,500,000
Maxim Intergrated Products                                             2,400,000(c)                     83,100,000
SGS-Thomson Microelectronics                                             500,000(b,c)                   33,968,750
Texas Instruments                                                        800,000                        43,700,000
                                                                                                       -----------
Total                                                                                                  380,706,250

Energy (1.8%)
Anadarko Petroleum                                                     1,300,000                        76,700,000

Energy equipment & services (1.3%)
Halliburton                                                            1,200,000                        53,925,000

Financial services (8.3%)
First Virtual Holdings                                                   100,000(c)                        181,250
Merrill Lynch & Co                                                     2,000,000                       126,250,000
Providian Financial                                                    1,013,550                        49,537,256
Travelers Group                                                        3,600,000                       178,200,000
                                                                                                       -----------
Total                                                                                                  354,168,506

Food (0.6%)
Delta & Pine Land                                                        888,975(b)                     26,669,253

Furniture & appliances (0.6%)
Ethan Allen Interiors                                                    504,000                        24,129,000

Health care (7.5%)
Boston Scientific                                                        900,000(b,c)                   45,675,000
Gensia Sicor                                                                 161(c)                            785
Johnson & Johnson                                                      1,000,000                        66,937,500
Medtronic                                                              1,500,000                        76,593,750
Pfizer                                                                 1,600,000                       131,100,000
                                                                                                       -----------
Total                                                                                                  320,307,035

Health care services (7.0%)
First Health Group                                                     1,000,000(c)                     47,625,000
HEALTHSOUTH Rehabilitation                                             4,800,000(c)                    107,700,000
Service Corp Intl                                                      2,400,000                        93,600,000
United Healthcare                                                      1,000,000                        51,250,000
                                                                                                       -----------
Total                                                                                                  300,175,000

Industrial equipment & services (3.3%)
Caterpillar                                                              800,000                        38,400,000
Deere & Co                                                             1,200,000                        63,300,000
ServiceMaster                                                          1,500,000                        41,343,750
                                                                                                       -----------
Total                                                                                                  143,043,750

Insurance (1.7%)
Provident Cos                                                          2,000,000                        72,750,000

Leisure time & entertainment (3.1%)
Harley-Davidson                                                        1,000,000                        25,125,000
Marriott Intl                                                          1,200,000                        82,950,000
Mattel                                                                   600,000                        24,300,000
                                                                                                       -----------
Total                                                                                                  132,375,000

Multi-industry conglomerates (1.7%)
AccuStaff                                                              1,200,000(b,c)                   30,900,000
Apollo Group Cl A                                                        900,000(c)                     40,725,000
                                                                                                       -----------
Total                                                                                                   71,625,000

Restaurants & lodging (0.8%)
Promus Hotel                                                             800,000(c)                     36,150,000

Retail (1.6%)
Consoliated Stores                                                       383,500(c)                     15,771,438
Home Depot                                                               900,000                        54,281,250
                                                                                                       -----------
Total                                                                                                   70,052,688

Textiles & apparel (0.7%)
Nike Cl B                                                                800,000(b)                     32,050,000

Utilities -- telephone (2.7%)
WorldCom                                                               3,200,000(b,c)                  114,600,000

Foreign (4.4%)(d)
Ericsson (LM) ADR                                                      1,400,000                        54,075,000
Schlumberger                                                           1,800,000                       132,637,500
                                                                                                       -----------
Total                                                                                                  186,712,500

Total common stocks of unaffiliated issuers
(Cost: $2,675,618,267)                                                                              $4,127,714,982


Short-term securities (3.6%)
Issuer                                               Annualized                  Amount                  Value (a)
                                                   yield on date               payable at
                                                    of purchase                 maturity
U.S. government agencies (0.5%)
Federal Home Loan Mtge Corp Disc Nt
  02-09-98                                              5.39%                 $ 3,200,000               $ 3,195,704
Federal Natl Mtge Assn Disc Nts
  02-17-98                                              5.40                    5,000,000                 4,987,297
  02-24-98                                              5.45                   10,000,000                 9,963,800
  02-27-98                                              5.46                    5,000,000                 4,979,600
                                                                                                        -----------
Total                                                                                                    23,126,401

Commercial paper (3.1%)
ABB Treasury Center USA
  02-26-98                                              5.51                    5,400,000(e)              5,378,589
AIG Funding
  02-02-98                                              5.62                    6,500,000                 6,497,971
Albertson's
  02-27-98                                              5.50                   10,000,000                 9,958,900
Ameritech
  02-03-98                                              5.73                    6,000,000                 5,997,150
Ameritech Capital Funding
  02-05-98                                              5.57                    9,800,000(e)              9,792,446
ANZ (Delaware)
  02-05-98                                              5.54                   11,000,000                10,991,567
Barclays U.S. Funding
  02-02-98                                              5.58                    3,000,000                 2,999,073
  02-03-98                                              5.54                   12,200,000                12,194,382
Bell Atlantic Financial Services
  02-23-98                                              5.49                    7,700,000                 7,673,091
Campbell Soup
  02-23-98                                              5.82                    7,000,000                 6,971,510
Ciesco LP
  02-05-98                                              5.54                    2,300,000(e)              2,298,237
Commerzbank U.S. Finance
  02-13-98                                              5.50                    5,600,000                 5,588,918
Delaware Funding
  02-20-98                                              5.48                    1,300,000(e)              1,296,057
Fleet Funding
  03-13-98                                              5.53                    9,000,000(e)              8,943,625
Morgan Stanley, Dean
  Witter, Discover & Co
  02-19-98                                              5.48                    5,900,000                 5,882,998
NBD Bank Canada
  02-09-98                                              5.59                   19,500,000                19,472,894
Paccar Financial
  02-26-98                                              5.50                    1,800,000                 1,792,876
Toyota Motor Credit
  02-26-98                                              5.50                    8,200,000                 8,167,605
                                                                                                        -----------
Total                                                                                                   131,897,889

Total short-term securities
(Cost: $155,026,977)                                                                                   $155,024,290

Total investments in securities of unaffiliated issuers
(Cost: $2,830,645,244)                                                                               $4,282,739,272


Investments in securities of affiliated issuer(f)

Common stock (1.3%)
Issuer                                                                    Shares                          Value (a)

MasTec                                                                 1,800,000(b,c)                   $57,712,500

Total investments in securities of affiliated issuer
(Cost: $60,266,600)                                                                                     $57,712,500

Total investments in securities
(Cost: $2,890,911,844)(g)                                                                            $4,340,451,772



Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Security is partially or fully on loan. See Note 4 to the financial statements.

(c) Non-income producing.

(d) Foreign security values are stated in U.S. dollars.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(f) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the period ended Jan. 31, 1998 are as follows:

Issuer                      Beginning        Purchase             Sales           Ending      Dividend
                                  cost            cost             cost             cost        income

MasTec                     $45,512,990     $14,753,610        $      --      $60,266,600        $   --
Risk Capital Holdings*      17,078,679              --       17,078,679               --            --
Total                      $62,591,669     $14,753,610      $17,078,679      $60,266,600        $   --

 *Issuer was not an affiliate for the entire period.

(g) At Jan. 31, 1998, the cost of securities for federal income tax purposes was approximately $2,890,912,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


Unrealized appreciation                         $1,506,357,000
Unrealized depreciation                            (56,817,000)
                                                   -----------
Net unrealized appreciation                     $1,449,540,000


See accompanying notes to investments in securities.


Financial statements

Statement of assets and liabilities
Growth Trends Portfolio
Jan. 31, 1998

Assets                                                                        (Unaudited)
Investments in securities, at value (Note 1)
  (identified cost $10,066,650,897)                                      $14,944,487,759
Cash in bank on demand deposit                                                20,895,546
Dividends and accrued interest receivable                                     11,011,868
Receivable for investment securities sold                                     30,140,482
Receivable from investment advisor                                               295,453
                                                                                 -------
Total assets                                                              15,006,831,108
                                                                          ==============

Liabilities
Payable for investment securities purchased                                  135,657,850
Payable upon return of securities loaned (Note 4)                             26,490,000
Accrued investment management services fee                                       210,262
Option contracts written, at value
  (premium received $1,547,025) (Note 5)                                       1,465,312
Other accrued expenses                                                            22,728
                                                                                  ------
Total liabilities                                                            163,846,152
                                                                             -----------
Net assets                                                               $14,842,984,956
                                                                         ===============

See accompanying notes to financial statements.



Statement of operations
Growth Trends Portfolio
Six months ended Jan. 31, 1998

Investment income                                                           (Unaudited)
Income:
Dividend                                                                  $ 67,326,260
Interest                                                                    41,560,090
  Less foreign taxes withheld                                                 (487,152)
                                                                              --------
Total income                                                               108,399,198
                                                                           -----------

Expenses (Note 2):
Investment management services fee                                          34,824,337
Compensation of board members                                                   28,010
Custodian fees                                                                 306,520
Audit fees                                                                      15,375
Other                                                                           58,595
                                                                                ------
Total expenses                                                              35,232,837
                                                                            ----------
Investment income (loss) -- net                                             73,166,361
                                                                            ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                 884,860,115
Net change in unrealized appreciation
  (depreciation) on investments                                           (728,173,585)
                                                                          ------------
Net gain (loss) on investments                                             156,686,530
                                                                           -----------
Net increase (decrease) in net assets resulting from operations           $229,852,891
                                                                          ------------

See accompanying notes to financial statements.



Statements of changes in net assets
Growth Trends Portfolio

                                                                        Six months ended             Year ended
                                                                          Jan. 31, 1998             July 31, 1997
                                                                           (Unaudited)
Operations
Investment income (loss)-- net                                          $    73,166,361           $   117,732,767
Net realized gain (loss) on investments                                     884,860,115               559,194,834
Net change in unrealized appreciation
  (depreciation) on investments                                            (728,173,585)            3,427,643,228
                                                                           ------------             -------------
Net increase (decrease) in net assets resulting
  from operations                                                           229,852,891             4,104,570,829
Net contributions (withdrawals) from partners                               631,002,712             1,292,719,326
                                                                            -----------             -------------
Total increase (decrease) in net assets                                     860,855,603             5,397,290,155
Net assets at beginning of period                                        13,982,129,353             8,584,839,198
                                                                         --------------             -------------
Net assets at end of period                                             $14,842,984,956           $13,982,129,353
                                                                        ===============           ===============

See accompanying notes to financial statements.

Notes to financial statements

Growth Trends Portfolio
(Unaudited as to Jan. 31, 1998)

1. Summary of significant accounting policies

Growth Trends Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Trends Portfolio invests primarily in common stocks of companies showing potential for significant growth and operating in areas where economic or technological changes are occurring. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

Significant accounting policies followed by the Portfolio are summarized below:

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.


2. Fees and expenses
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.49% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS New Dimensions Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $2,051,975 for the six months ended Jan. 31, 1998.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


3. Securities transactions
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $3,357,164,429 and $2,565,360,443, respectively, for the six months ended Jan. 31, 1998. For the same period, the portfolio turnover rate was 19%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $835,690 for the six months ended Jan. 31, 1998.


4. Lending of portfolio securities
At Jan. 31, 1998, securities valued at $25,964,842 were on loan to brokers. For collateral, the Portfolio received $26,490,000 in cash. Income from securities lending amounted to $355,559 for the six months ended Jan. 31, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


5. Option contracts written
The number of contracts and premium amounts associated with option contracts written is as follows:

                                        Six months ended Jan. 31, 1998
                                                   Calls
                                      Contracts                 Premium

Balance July 31, 1997                        --              $       --
Opened                                   15,630               1,547,025
Balance Jan. 31, 1998                    15,630              $1,547,025

See summary of significant accounting policies.


Investments in securities

Growth Trends Portfolio
Jan. 31, 1998 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (91.1%)
Issuer                                                                  Shares                         Value (a)

Aerospace & defense (1.4%)
Boeing                                                                 1,000,000                      $ 47,562,500
United Technologies                                                    2,000,000                       163,250,000
                                                                                                      ------------
Total                                                                                                  210,812,500

Airlines (1.7%)
AMR                                                                    2,000,000(b)                    252,500,000

Banks and savings & loans (6.9%)
BankAmerica                                                            1,300,000                        92,381,250
Citicorp                                                               2,000,000                       238,000,000
Norwest                                                               11,000,000                       401,500,000
State Street                                                           3,900,000                       218,400,000
Wachovia                                                               1,000,000                        77,750,000
                                                                                                      ------------
Total                                                                                                1,028,031,250

Beverages & tobacco (1.3%)
Coca-Cola                                                              2,500,000                       161,875,000
Fortune Brands                                                           955,200                        36,536,400
                                                                                                      ------------
Total                                                                                                  198,411,400

Building materials & construction (1.2%)
Tyco Intl                                                              4,000,000                       177,500,000

Chemicals (2.1%)
Air Products & Chemicals                                                 800,000                        64,050,000
Monsanto                                                               2,000,000                        94,875,000
USA Waste Services                                                     4,000,000(b)                    147,000,000
                                                                                                      ------------
Total                                                                                                  305,925,000

Communications equipment & services (1.9%)
ADC Telecommunications                                                 2,000,000(b)                     38,000,000
Lucent Technologies                                                    1,100,000                        97,350,000
Motorola                                                                 500,000                        29,718,750
Tellabs                                                                2,200,000(b)                    112,612,500
                                                                                                       -----------
Total                                                                                                  277,681,250

Computers & office equipment (11.8%)
Automatic Data Processing                                                525,400                        31,425,488
BMC Software                                                           1,000,000(b)                     67,750,000
Cisco Systems                                                          5,500,000(b)                    346,843,749
Compaq Computer                                                       10,000,000                       300,625,000
Computer Associates Intl                                               3,500,000                       186,156,250
Computer Sciences                                                        500,000(b)                     42,437,500
Hewlett-Packard                                                        3,400,000                       204,000,000
Intl Business Machines                                                 2,000,000                       197,375,000
Microsoft                                                              1,700,000(b)                    253,618,750
Oracle                                                                   700,000(b)                     16,275,000
PeopleSoft                                                             1,000,000(b)                     35,000,000
Xerox                                                                  1,000,000                        80,375,000
                                                                                                       -----------
Total                                                                                                1,761,881,737

Electronics (2.8%)
AMP                                                                      864,950                        34,598,000
Applied Materials                                                      1,000,000(b)                     32,812,500
Intel                                                                  3,800,000                       307,800,000
Texas Instruments                                                        800,000                        43,700,000
                                                                                                       -----------
Total                                                                                                  418,910,500

Energy (1.8%)
Exxon                                                                  2,300,000                       136,418,750
Mobil                                                                  2,000,000                       136,250,000
                                                                                                       -----------
Total                                                                                                  272,668,750

Energy equipment & services (0.5%)
Baker Hughes                                                           2,000,000                        77,125,000

Financial services (5.1%)
Associates First Capital Cl A                                          1,000,000                        68,000,000
Fannie Mae                                                               334,900                        20,680,075
MBNA                                                                   5,000,000                       155,312,500
Morgan Stanley, Dean
  Witter, Discover & Co                                                3,000,000                       175,125,000
Paychex                                                                  800,000                        38,250,000
Travelers Group                                                        6,000,000                       297,000,000
                                                                                                       -----------
Total                                                                                                  754,367,575

Food (2.1%)
ConAgra                                                                8,600,000                       271,975,000
General Mills                                                            500,000                        37,218,750
                                                                                                       -----------
Total                                                                                                  309,193,750

Health care (9.0%)
Bristol-Myers Squibb                                                   1,900,000                       189,406,250
Genentech                                                                 26,500(b)                      1,722,500
Johnson & Johnson                                                      3,000,000                       200,812,500
Lilly (Eli)                                                            1,600,000                       108,000,000
Medtronic                                                              3,500,000                       178,718,750
Merck & Co                                                             2,000,000                       234,500,000
Pfizer                                                                 5,200,000                       426,075,000
                                                                                                       -----------
Total                                                                                                1,339,235,000

Health care services (3.3%)
Cardinal Health                                                        1,700,000                       131,643,750
HBO & Co                                                               2,800,000                       146,475,000
HEALTHSOUTH Rehabilitation                                             2,700,000(b)                     60,581,250
Service Corp Intl                                                      2,000,000                        78,000,000
United Healthcare                                                      1,400,000                        71,750,000
                                                                                                       -----------
Total                                                                                                  488,450,000

Household products (2.3%)
Gillette                                                               1,800,000                       177,750,000
Procter & Gamble                                                       2,000,000                       156,750,000
                                                                                                       -----------
Total                                                                                                  334,500,000


Industrial equipment & services (2.7%)
Deere & Co                                                             5,900,000                       311,225,000
Illinois Tool Works                                                    1,500,000                        83,531,250
                                                                                                       -----------
Total                                                                                                  394,756,250

Insurance (1.7%)
American Intl Group                                                    1,500,000                       165,468,750
SunAmerica                                                               215,700                         8,668,444
UNUM                                                                   1,500,000                        72,937,500
                                                                                                       -----------
Total                                                                                                  247,074,694

Leisure time & entertainment (1.6%)
Marriot Intl                                                           3,000,000                       207,375,000
Mirage Resorts                                                         1,600,000(b)                     36,900,000
                                                                                                       -----------
Total                                                                                                  244,275,000

Media (2.3%)
CBS                                                                    4,600,000                       137,712,500
Clear Channel Communications                                             600,000(b)                     46,200,000
Gannett                                                                2,600,000                       157,300,000
                                                                                                       -----------
Total                                                                                                  341,212,500

Metals (0.6%)
Aluminum Co of America                                                 1,100,000                        84,012,500

Multi-industry conglomerates (6.6%)
AccuStaff                                                              2,400,000(b)                     61,800,000
Emerson Electric                                                       3,700,000                       223,850,000
General Electric                                                       7,600,000                       589,000,000
Minnesota Mining & Mfg                                                 1,200,000                       100,200,000
                                                                                                       -----------
Total                                                                                                  974,850,000

Restaurants & lodging (0.5%)
Promus Hotel                                                           1,700,000(b)                     76,818,750

Retail (5.4%)
Cendant                                                                3,800,000                       128,725,000
CVS                                                                    1,800,000                       118,012,500
Dayton Hudson                                                          1,500,000                       107,906,250
Kroger                                                                 1,200,000(b)                     46,950,000
Safeway                                                                3,800,000                       252,462,500
Wal-Mart Stores                                                        3,800,000                       151,525,000
                                                                                                     -------------
Total                                                                                                  805,581,250

Transportation (0.4%)
CNF Transportation                                                     1,200,000                        54,825,000

Utilities -- electric (0.9%)
CMS Energy                                                             3,000,000                       127,687,500

Utilities -- gas (0.9%)
El Paso Natural Gas                                                    2,200,000                       140,662,500

Utilities -- telephone (5.0%)
AirTouch Communications                                                2,000,000(b)                     87,750,000
Ameritech                                                              1,000,000                        42,937,500
AT&T                                                                   1,400,000                        87,675,000
BellSouth                                                              4,600,000                       278,587,500
Cincinnati Bell                                                        1,900,000                        68,162,500
US WEST Communications Group                                           2,000,000                        96,250,000
WorldCom                                                               2,200,000(b,e)                   78,787,500
                                                                                                     -------------
Total                                                                                                  740,150,000

Foreign (7.3%)(c)
ACE                                                                    2,300,000                       214,043,750
Elan ADR                                                               1,450,000(b,e)                   75,309,375
Northern Telecom                                                       2,500,000                       112,812,500
Royal Dutch Petroleum                                                  4,000,000                       205,000,000
Schlumberger                                                           2,600,000                       191,587,500
SmithKline Beecham ADR                                                 4,600,000                       290,087,500
                                                                                                     -------------
Total                                                                                                1,088,840,625

Total common stocks
(Cost: $8,649,514,794)                                                                             $13,527,940,281


Short-term securities (9.6%)
Issuer                                                Annualized                Amount                   Value (a)
                                                     yield on date            payable at
                                                      of purchase              maturity

U.S. government agency (0.1%)
Federal Home Loan Mtge Corp Disc Nt
  02-09-98                                              5.39%                 $10,000,000               $ 9,986,575

Banker's acceptance (0.1%)
First Bank Natl
  02-05-98                                              5.55                   10,000,000                 9,992,319

Certificate of deposit (0.1%)
US Bank Minneapolis
  04-28-98                                              5.54                   15,000,000                14,794,667

Commercial paper (9.1%)
Abbott Laboratories
  02-13-98                                              5.51                    2,500,000                 2,495,035
Alabama Power
  02-12-98                                              5.48                   22,470,000                22,429,030
American General
  02-19-98                                              5.50                    7,200,000                 7,179,214
  03-13-98                                              5.50                    6,300,000                 6,260,824
American General Finance
  03-11-98                                              5.53                   11,500,000                11,431,479
Ameritech Capital Funding
  02-03-98                                              5.73                   16,700,000                16,692,068
Associates Corp North America
  02-18-98                                              5.49                   10,000,000                 9,972,650
  03-03-98                                              5.50                   12,000,000                11,943,477
  03-12-98                                              5.54                   20,000,000                19,877,555
Avco Financial Services
  03-02-98                                              5.52                    5,000,000                 4,977,083
Barclays U.S. Funding
  02-11-98                                              5.50                   14,300,000                14,276,055
BBV Finance (Delaware)
  04-08-98                                              5.49                    8,200,000                 8,113,262
Bell Atlantic Financial Services
  02-10-98                                              5.47                   16,400,000                16,375,172
  02-25-98                                              5.49                   12,400,000                12,352,897
Beneficial
  03-02-98                                              5.49                   15,000,000                14,931,750
  03-04-98                                              5.50                   15,000,000                14,927,067
  03-05-98                                              5.50                   19,000,000                18,904,731
  03-06-98                                              5.51                   15,000,000                14,922,367
  03-11-98                                              5.51                   15,000,000                14,910,950
  03-26-98                                              5.55                   10,000,000                 9,917,350
BHP Finance
  02-24-98                                              5.84                    7,500,000                 7,465,165
  02-25-98                                              5.49                   16,000,000                15,939,222
  03-18-98                                              5.61                   14,500,000                14,393,782
BOC Group
  02-17-98                                              5.81                    5,100,000                 5,085,676
  03-16-98                                              5.50                   30,000,000                29,799,800
  03-23-98                                              5.51                   10,000,000                 9,922,508
CAFCO
  02-03-98                                              5.91                    7,700,000(d)              7,696,233
  02-24-98                                              5.85                      600,000(d)                599,733
  03-19-98                                              5.50                   11,000,000(d)             10,921,588
  03-23-98                                              5.52                   18,100,000(d)             17,929,662
  04-01-98                                              5.49                    8,000,000(d)              7,924,089
Ciesco LP
  02-25-98                                              5.48                   10,200,000                10,161,396
  03-12-98                                              5.50                   17,900,000(d)             17,791,407
CIT Group Holdings
  02-05-98                                              5.88                    7,800,000                 7,793,663
Colgate-Palmolive
  02-24-98                                              5.82                   10,000,000(d)              9,957,184
Commercial Credit
  03-13-98                                              5.51                   10,000,000                 9,933,101
  03-18-98                                              5.51                   21,100,000                20,952,523
Commerzbank U.S. Finance
  02-13-98                                              5.50                    5,500,000                 5,489,116
  02-18-98                                              5.48                    8,500,000                 8,476,795
  02-20-98                                              5.49                   17,100,000                17,048,035
Daimler-Benz
  02-11-98                                              5.82                   15,000,000                14,968,611
  02-11-98                                              5.56                    2,900,000                 2,895,082
  02-24-98                                              5.49                    9,500,000                 9,465,357
  03-19-98                                              5.77                    2,600,000                 2,580,535
Delaware Funding
  02-10-98                                              5.50                    5,949,000(d)              5,939,944
  02-11-98                                              5.50                   22,819,000(d)             22,780,791
  02-18-98                                              5.50                   19,428,000(d)             19,374,767
  02-20-98                                              5.48                   15,924,000(d)             15,875,697
Deutsche Bank Financial
  02-02-98                                              5.54                   14,100,000                14,095,672
  02-17-98                                              5.48                   17,500,000                17,454,920
  02-18-98                                              5.49                   10,000,000                 9,972,675
Fleet Funding
  02-26-98                                              5.49                   10,600,000(d)             10,558,201
  03-10-98                                              5.51                    6,400,000(d)              6,362,980
Ford Motor Credit
  02-23-98                                              5.50                   15,000,000                14,947,483
  02-26-98                                              5.48                   25,000,000                24,901,596
  03-06-98                                              5.52                    7,500,000                 7,461,113
  04-02-98                                              5.51                   10,000,000                 9,874,347
Gannett
  02-24-98                                              5.48                    9,600,000(d)              9,565,120
  02-26-98                                              5.48                   17,400,000(d)             17,331,512
Gateway Fuel
  02-26-98                                              5.50                    5,630,000                 5,607,718
  03-05-98                                              5.51                    6,955,000                 6,920,063
  03-10-98                                              5.50                    6,680,000                 6,641,430
Goldman Sachs Group
  02-04-98                                              5.77                   10,000,000                 9,991,626
  04-06-98                                              5.53                   20,700,000                20,426,864
  05-12-98                                              5.52                   10,000,000                 9,841,900
  05-13-98                                              5.52                   10,000,000                 9,840,350
  05-14-98                                              5.50                   20,000,000                19,645,344
Harris Trust
  02-04-98                                              5.55                   14,900,000                14,900,000
  03-05-98                                              5.50                   15,000,000                15,000,000
Heinz (HJ)
  02-06-98                                              5.82                    4,700,000                 4,695,472
  02-17-98                                              5.80                   25,000,000                24,918,236
  03-17-98                                              5.50                   13,500,000                13,407,863
Household Finance
  02-27-98                                              5.48                   25,000,000                24,897,811
  03-10-98                                              5.53                   20,000,000                19,883,889
  03-11-98                                              5.51                   15,800,000                15,706,201
  03-12-98                                              5.51                   20,000,000                19,878,222
Intl Lease Finance
  03-03-98                                              5.50                    9,800,000                 9,753,839
Merrill Lynch
  03-16-98                                              5.52                   11,800,000                11,720,966
  03-17-98                                              5.50                   16,200,000                16,089,435
Metlife Funding
  02-05-98                                              5.80                   13,105,000                13,094,534
  02-18-98                                              5.83                    9,874,000                 9,839,395
Morgan Stanley, Dean
  Witter, Discover & Co
  03-02-98                                              5.50                   10,000,000                 9,954,417
  03-05-98                                              5.50                   18,800,000                18,705,734
  03-06-98                                              5.50                   18,700,000                18,603,394
Natl Australia Funding (Delaware)
  04-15-98                                              5.50                   35,000,000                34,556,517
  04-21-98                                              5.52                    3,160,000                 3,120,184
NBD Bank Canada
  02-09-98                                              5.58                   14,100,000                14,080,401
New Center Asset Trust
  02-19-98                                              5.50                   14,600,000                14,557,851
  03-04-98                                              5.50                   25,000,000                24,878,443
  03-11-98                                              5.53                   10,000,000                 9,940,417
  04-13-98                                              5.50                   20,500,000                20,230,989
Novartis Finance
  02-03-98                                              5.47                    8,305,000(d)              8,301,221
  03-09-98                                              5.52                   15,000,000                14,915,363
Pacific Life Insurance
  02-20-98                                              5.48                   10,700,000                10,667,543
  02-26-98                                              5.50                   15,264,000                15,203,588
Reed Elsevier
  03-06-98                                              5.53                   12,100,000(d)             12,037,147
Societe Generale North America
  03-16-98                                              5.48                   15,400,000                15,288,421
  03-17-98                                              5.50                   15,000,000                14,890,081
  03-23-98                                              5.49                   15,900,000                15,760,680
Toyota Motor Credit
  02-26-98                                              5.50                   20,900,000                20,817,433
UBS Finance (Delaware)
  02-02-98                                              5.63                   20,400,000                20,393,619
Xerox Credit
  02-24-98                                              5.82                    9,200,000                 9,158,848
                                                                                                     -------------
Total                                                                                                 1,353,340,546

Letters of credit (0.2%)
Bank of America-
AES Barbers Point
  03-20-98                                              5.50                   10,000,000                 9,925,016
First Bank-
Midwest
  02-26-98                                              5.66                   10,000,000                 9,959,410
First Chicago-
Commed Fuel
  03-11-98                                              5.51                    8,600,000                 8,548,945
                                                                                                     -------------
Total                                                                                                    28,433,371

Total short-term securities
(Cost: $1,417,136,103)                                                                              $ 1,416,547,478

Total investment in securities
(Cost: $10,066,650,897)(g)                                                                          $14,944,487,759


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 4 to the financial statements.

(f) At Jan. 31, 1998, securities valued at $46,987,688 were held to cover open call options written as follows:

Issuer                Shares     Exercise      Expiration          Value(a)
                                    price            date

Compaq Computer    1,563,000          $35      April 1998        $1,465,312


(g) At Jan. 31, 1998, the cost of securities for federal income tax purposes was approximately $10,066,651,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                $4,958,979,000
Unrealized depreciation                                   (81,142,000)
                                                          -----------
Net unrealized appreciation                            $4,877,837,000


Financial statements

Statement of assets and liabilities
Aggressive Growth Portfolio
Jan. 31, 1998

Assets                                                                      (Unaudited)
Investments in securities, at value (Note 1)
  (identified cost $388,326,811)                                            $402,631,406
Cash in bank on demand deposit                                                 1,195,532
Dividends and accrued interest receivable                                        343,615
Receivable for investment securities sold                                      8,460,306
                                                                               ---------
Total assets                                                                 412,630,859
                                                                             ===========

Liabilities
Payable for investment securities purchased                                    5,401,303
Accrued investment management services fee                                         7,095
Option contracts written, at value
  (premium received $354,863) (Note 5)                                           411,563
Other accrued expenses                                                            27,735
                                                                                  ------
Total liabilities                                                              5,847,696
                                                                               ---------
Net assets                                                                  $406,783,163
                                                                            ============

See accompanying notes to financial statements.



Statement of operations
Aggressive Growth Portfolio
Six months ended Jan. 31, 1998

Investment income                                                                                    (Unaudited)
Income:
Dividends                                                                                          $  2,079,948
Interest                                                                                                279,412
  Less foreign taxes withheld                                                                            (1,311)
                                                                                                         ------
Total income                                                                                          2,358,049
                                                                                                      ---------

Expenses (Note 2):
Investment management services fee                                                                    1,134,324
Compensation of board members                                                                             3,767
Custodian fees                                                                                           23,410
Audit fees                                                                                                6,375
Other                                                                                                     1,181
                                                                                                          -----
Total expenses                                                                                        1,169,057
  Earnings credits on cash balances (Note 2)                                                             (7,190)
                                                                                                         ------
Total net expenses                                                                                    1,161,867
                                                                                                      ---------
Investment income (loss) -- net                                                                       1,196,182
                                                                                                      ---------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
Security transactions (Note 3)                                                                       19,277,609
Financial futures contracts                                                                             522,948
                                                                                                        -------
Net realized gain (loss) on investments                                                              19,800,557
Net change in unrealized appreciation
  (depreciation) on investments                                                                     (20,502,597)
                                                                                                    -----------
Net gain (loss) on investments                                                                         (702,040)
                                                                                                       --------
Net increase (decrease) in net assets resulting from operations                                       $ 494,142
                                                                                                      ---------

See accompanying notes to financial statements.



Statements of changes in net assets
Aggressive Growth Portfolio

                                                          Six months ended       For the period
                                                            Jan. 31, 1998      from Aug. 19, 1996*
                                                             (Unaudited)        to July 31, 1997
Operations
Investment income (loss)-- net                                $ 1,196,182          $ 1,393,497
Net realized gain (loss) on investments                        19,800,557           19,764,774
Net change in unrealized appreciation
  (depreciation) on investments                              (20,502,597)           34,895,804
                                                             -----------            ----------
Net increase (decrease) in net assets
  resulting from operations                                       494,142           56,054,075
Net contributions (withdrawals) from partners                 103,852,690          246,378,256
                                                              -----------          -----------
Total increase (decrease) in net assets                       104,346,832          302,432,331
Net assets at beginning of period (Note 1)                    302,436,331                4,000
                                                              -----------                -----
Net assets at end of period                                  $406,783,163         $302,436,331
                                                             ============         ============

*Commencement of operations.

See accompanying notes to financial statements.

Notes to financial statements

Aggressive Growth Portfolio
(Unaudited as to Jan. 31, 1998)

1. Summary of significant accounting policies
Aggressive Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Aggressive Growth Portfolio invests primarily in equity securities of companies that comprise the S&P 500. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On Aug. 16, 1996, American Express Financial Corporation (AEFC) contributed $4,000 to the Portfolio. Operations commenced on Aug. 19, 1996.

Significant accounting policies followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.


2. Fees and expenses
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.65% to 0.5% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Jan. 31, 1998, the Portfolio's custodian fees were reduced by $7,190 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


3. Securities transactions
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $390,372,816 and $289,442,848, respectively, for the six months ended Jan. 31, 1998. For the same period, the portfolio turnover rate was 85%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $63,261 for the six months ended Jan. 31, 1998.


4. Stock index futures contracts
Investments in securities at Jan. 31, 1998, included securities valued at $1,560,938 that were pledged as collateral to cover initial margin deposits on 53 open purchase contracts. The market value of the open purchase contracts at Jan. 31, 1998 was $13,088,350 with a net unrealized gain of $145,312.


5. Option contracts written
The number of contracts and premium amounts associated with the option contracts written is as follows:

                                    Six months ended Jan. 31, 1998
                                    Puts                      Calls
                           Contracts     Premium     Contracts       Premium
Balance July 31, 1997             --     $    --            --      $     --
Opened                           550      96,847         1,450       258,016
Balance Jan. 31, 1998            550     $96,847         1,450      $258,016

See summary of significant accounting policies.


Investments in securities

Aggressive Growth Portfolio
Jan. 31, 1998 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (95.5%)
Issuer                                                                    Shares                         Value (a)

Aerospace & defense (5.2%)
AlliedSignal                                                              60,000                       $ 2,336,250
Goodrich (BF)                                                             21,000                           880,688
Lockheed Martin                                                           32,000                         3,330,000
Raytheon Cl B                                                             61,800                         3,221,325
Rockwell Intl                                                            201,300                        11,247,637
                                                                                                       -----------
Total                                                                                                   21,015,900

Airlines (0.5%)
AMR                                                                       15,300(b)                      1,931,625

Automotive & related (2.8%)
Ford Motor                                                               168,700                         8,603,700
TRW                                                                       51,700                         2,630,238
                                                                                                       -----------
Total                                                                                                   11,233,938

Banks and savings & loans (11.7%)
BankAmerica                                                              161,100                        11,448,168
First Chicago NBD                                                         90,900                         6,783,413
First Union                                                              206,800(f)                      9,939,325
Wachovia                                                                 119,900                         9,322,225
Washington Mutual                                                        157,000                        10,087,249
                                                                                                       -----------
Total                                                                                                   47,580,380

Beverages & tobacco (6.4%)
Coca-Cola                                                                219,800                        14,232,050
Fortune Brands                                                           130,000                         4,972,500
Philip Morris                                                            165,000                         6,847,500
                                                                                                       -----------
Total                                                                                                   26,052,050

Building materials & construction (0.8%)
Tyco Intl                                                                 70,050                         3,108,469

Chemicals (1.8%)
Air Products & Chemicals                                                  92,100(f)                      7,373,756

Communications equipment & services (2.1%)
Tellabs                                                                  166,050(b)                      8,499,684

Computers & office equipment (6.0%)
Automatic Data Processing                                                 83,200                         4,976,400
Compaq Computer                                                          208,700                         6,274,043
Computer Associates Intl                                                  91,150                         4,848,041
Computer Sciences                                                         51,900(b)                      4,405,013
Hewlett-Packard                                                           63,700                         3,822,000
                                                                                                       -----------
Total                                                                                                   24,325,497

Electronics (3.3%)
Applied Materials                                                        102,600(b)                      3,366,563
Intel                                                                     79,600                         6,447,600
KLA-Tencor                                                                94,200(b)                      3,532,500
                                                                                                       -----------
Total                                                                                                   13,346,663

Energy (4.9%)
Amoco                                                                    166,000                        13,508,250
Unocal                                                                   182,350                         6,268,281
                                                                                                       -----------
Total                                                                                                   19,776,531

Energy equipment & services (0.6%)
Baker Hughes                                                              60,000                         2,313,750

Financial services (4.3%)
H&R Block                                                                200,000(f)                      8,775,000
MBNA                                                                     148,700                         4,618,994
Travelers Group                                                           85,000                         4,207,500
                                                                                                       -----------
Total                                                                                                   17,601,494

Food (3.0%)
Bestfoods                                                                 28,200                         2,749,500
ConAgra                                                                   99,100                         3,134,038
General Mills                                                             40,000                         2,977,500
Sara Lee                                                                  60,000                         3,273,750
                                                                                                       -----------
Total                                                                                                   12,134,788

Furniture & appliances (0.3%)
Maytag                                                                    35,000                         1,345,313

Health care (13.9%)
ALZA                                                                     171,800(b,f)                    6,120,375
American Home Products                                                    86,700                         8,274,430
Amgen                                                                     92,300(b)                      4,615,000
Baxter Intl                                                               25,000                         1,392,188
Boston Scientific                                                         33,500(b)                      1,700,125
Bristol-Myers Squibb                                                      79,200                         7,895,250
Guidant                                                                   25,000                         1,606,250
Johnson & Johnson                                                        121,700                         8,146,293
Merck & Co                                                                50,000                         5,862,500
Pfizer                                                                    61,700                         5,055,544
Schering-Plough                                                           81,200                         5,876,850
                                                                                                       -----------
Total                                                                                                   56,544,805

Health care services (3.5%)
HBO & Co                                                                  98,800                         5,168,475
Service Corp Intl                                                        140,000                         5,460,000
Tenet Healthcare                                                          53,000(b)                      1,828,500
United Healthcare                                                         33,000                         1,691,250
                                                                                                       -----------
Total                                                                                                   14,148,225

Household products (3.6%)
Colgate-Palmolive                                                         69,500                         5,090,875
Gillette                                                                  49,900                         4,927,625
Proctor & Gamble                                                          60,000                         4,702,500
                                                                                                       -----------
Total                                                                                                   14,721,000

Insurance (5.4%)
SunAmerica                                                               110,000                         4,420,625
UNUM                                                                     365,700                        17,782,163
                                                                                                       -----------
Total                                                                                                   22,202,788

Media (1.5%)
CBS                                                                      102,700                         3,074,581
Clear Channel Communications                                              38,000(b)                      2,926,000
                                                                                                       -----------
Total                                                                                                    6,000,581

Metals (0.8%)
Aluminum Co of America                                                    24,300                         1,855,913
Reynolds Metals                                                           26,400                         1,664,850
                                                                                                       -----------
Total                                                                                                    3,520,763

Multi-industry conglomerates (1.0%)
Minnesota Mining & Mfg                                                    50,000                         4,175,000

Paper & packaging (0.6%)
Tenneco                                                                   61,000                         2,474,313

Retail (4.7%)
Dayton Hudson                                                             51,600                         3,711,975
Jostens                                                                   70,000                         1,579,375
Kroger                                                                    59,600(b)                      2,331,850
Rite Aid                                                                  35,000(e)                      2,185,313
Toys "R" Us                                                              125,000(b)                      3,351,563
Wal-Mart Stores                                                          148,800(f)                      5,933,399
                                                                                                       -----------
Total                                                                                                   19,093,475

Utilities -- gas (0.8%)
Enron                                                                     78,100                         3,236,269

Utilities -- telephone (2.1%)
Airtouch Communications                                                  196,500(b,f)                    8,621,438

Foreign (3.9%)(c)
Royal Dutch Petroleum                                                    271,000                        13,888,749
Schlumberger                                                              30,000                         2,210,625
                                                                                                       -----------
Total                                                                                                   16,099,374

Total common stocks
(Cost: $374,173,274)                                                                                  $388,477,869


Short-term securities (3.5%)
Issuer                                                Annualized                 Amount                  Value (a)
                                                     yield on date             payable at
                                                      of purchase               maturity

U.S. government agencies (2.1%)
Federal Home Loan Mtge Corp Disc Nts
  02-09-98                                              5.39%                 $   900,000                $  898,792
  02-20-98                                              5.51                      800,000                   797,569
Federal Natl Mtge Assn Disc Nt
  02-27-98                                              5.43                    7,000,000                 6,971,597
                                                                                                        -----------
Total                                                                                                     8,667,958

Commercial paper (1.4%)
Bell Atlantic Financing
  02-12-98                                              5.48                    1,100,000                 1,097,998
Delaware Funding
  02-06-98                                              5.48                    1,400,000(d)              1,398,724
Pacific Life Insurance
  02-26-98                                              5.50                    2,400,000                 2,390,501
Xerox Credit
  02-18-98                                              5.51                      600,000                   598,356
                                                                                                        -----------
Total                                                                                                     5,485,579

Total short-term securities
(Cost: $14,153,537)                                                                                    $ 14,153,537

Total investments in securities
(Cost: $388,326,811)(g)                                                                                $402,631,406

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 4 to the financial statements):

Type of security                                        Notional amount

Standard & Poor's 500 Stock Index, March 1998              $13,250,000


(f) At Jan. 31, 1998, securities valued at $4,900,000 were held to cover open call options written as follows:

Issuer                   Shares  Exercise   Expiration     Value(a)
                                    price         date

Airtouch Communications  25,000       $45    Feb. 1998     $  28,125
ALZA                     25,000        35    Feb. 1998        31,250
H&R Block                25,000        40    Feb. 1998       104,687
H&R Block                25,000        40    April 1998      126,564
Wal-Mart Stores          25,000        40    Feb. 1998        50,000
                         ------        --         ----        ------

Total                                                      $ 340,626


At Jan. 31, 1998, cash or short-term securities were designated to cover open put options written as follows:

Issuer                     Shares     Exercise   Expiration     Value(a)
                                         price         date

Air Products & Chemicals   30,000          $50    Feb. 1998       $60,000
First Union                25,000           75    Feb. 1998        10,937

Total                                                             $70,937


(g) At Jan. 31,1998, the cost of securities for federal income tax purposes was approximately $388,327,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                   $25,265,000
Unrealized depreciation                                   (10,961,000)
                                                          -----------
Net unrealized appreciation                               $14,304,000

See accompanying notes to investments in securities.

            American Express Service Corporation, Distributor



Printed on recycled paper with a
minimum of 10% post-consumer waste

                                                               S-6119 C (3/98)